Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2020 (Retrospectively Adjusted)	2021
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Swap contracts	$99,312	$85,629	$3,087
Forward exchange contracts	122,511	23,373	843
Redemption option and put option of convertible bonds	-	8,463	305
Target redemption forward contracts	-	500	18
Non-derivative financial assets
Quoted ordinary shares	4,064,438	2,683,193	96,726
Private-placement funds	1,124,754	1,322,686	47,682
Unquoted preferred shares	385,440	583,270	21,026
Contingent considerations (Note 29)	387,790	394,943	14,237
Open-end mutual funds	339,338	334,223	12,049

	6,523,583	5,436,280	195,973
Current	4,342,605	2,933,446	105,748

Non-current	$2,180,978	$2,502,834	$90,225

Financial liabilities held for trading

Derivative instruments (non-designated hedging)
Swap contracts	$1,448,972	$360,797	$13,006
Forward exchange contracts	9,020	56,863	2,050
Target redemption forward contracts	79,216	-	-

Current	$1,537,208	$417,660	$15,056

At each balance sheet date, outstanding swap contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2020

Sell NT$/Buy US$	2021.01-2021.12	NT$51,140,082/US$1,755,000
Sell US$/Buy RMB	2021.01-2021.02	US$59,793/RMB395,742
Sell US$/Buy HKD	2021.02	US$13,804/HKD$107,000
Sell US$/Buy JPY	2021.01	US$41,630/JPY4,300,000
Sell US$/Buy KRW	2021.01	US$30,000/KRW33,066,000
Sell US$/Buy NT$	2021.01-2021.02	US$675,240/NT$19,073,846

December 31, 2021

Sell RMB/Buy US$	2022.01	RMB2,617,518/US$409,000
Sell NT$/Buy US$	2022.01-2022.12	NT$52,916,127/US$1,903,000
Sell US$/Buy RMB	2022.02	US$54,415/RMB349,800
Sell US$/Buy JPY	2022.01	US$17,671/JPY2,000,000
Sell US$/Buy KRW	2022.01	US$37,500/KRW44,418,750
Sell US$/Buy NT$	2022.01-2022.04	US$570,130/ N T $ 15,845,090
At each balance sheet date, outstanding forward exchange contracts not accounted for hedge accounting were as follows
:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2020

Sell RMB/Buy US$	2021.01	RMB756,946/US$116,093
Sell HKD/Buy US$	2021.01	HKD4,100/US$529
Sell NT$/Buy US$	2021.01-2021.02	NT$2,667,230/US$95,000
Sell US$/Buy RMB	2021.01-2021.04	US$363,000/RMB2,385,500
Sell US$/Buy EUR	2021.01	US$1,607/EUR1,320
Sell US$/Buy JPY	2021.01-2021.04	US$100,076/JPY10,405,845
Sell US$/Buy KRW	2021.01	US$16,000/KRW17,575,300
Sell US$/Buy MYR	2021.01-2021.04	US$24,000/MYR98,737
Sell US$/Buy NT$	2021.01-2021.02	US$27,470/NT$776,867
Sell US$/Buy SGD	2021.01-2021.04	US$18,500/SGD24,868

December 31, 2021

Sell RMB/Buy JPY	2022.01	RMB35,127/JPY630,000
Sell RMB/Buy US$	2022.01	RMB727,645/US$114,000
Sell NT$/Buy US$	2022.01-2022.03	NT$3,465,805/US$125,000
Sell US$/Buy RMB	2022.01-2022.06	US$265,000/RMB1,701,695
Sell US$/Buy EUR	2022.01	US$460/EUR407
Sell US$/Buy JPY	2022.01-2022.02	US$94,747/JPY10,789,851
Sell US$/Buy MYR	2022.01-2022.02	US$8,000/MYR33,430
Sell US$/Buy NT$	2022.01	US$10,000/NT$277,735
Sell US$/Buy SGD	2022.01-2022.02	US$16,900/SGD22,925
As of each balance sheet date, outstanding target redemption forward contracts not accounted for hedge accounting were as follows:

Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2020

Sell EUR/Buy US$	2022.04-2022.06	EUR23,279/US$27,475

December 31, 2021

Sell EUR/Buy US$	2022.04-2022.06	EUR2,982/US$3,475

The target redeemable forward contracts held by subsidiaries are weekly settled. If the market exchange rate is lower than the execution rate at the time of settlement, the contract will be settled at the nominal amount, whereas if the market exchange rate is higher than the execution rate, the contract will be settled at a leveraged nominal amount (twice the nominal amount). The contracts last until all the nominal amount of US$ position is fully settled. However, when the accumulated excess of the execution rates over the market exchange rates reach the agreed threshold after the weekly settlement, the contracts will be automatically early terminated.